BALANCE SHEETS (USD $)	Dec. 31, 2012		Jun. 30, 2012		Jun. 30, 2011
Current assets:
Cash and cash equivalents	$ 246,874		$ 1,694,914		$ 16,723
Deposits	11,119		10,906
Other	99,212		34,335
Prepaid expenses	44,127		56,624		10,294
Total current assets	401,332		1,796,779		27,017
Property and equipment
Furniture and office equipment	34,732		34,732
Accumulated depreciation	(7,687)		(4,214)
Mining interests	2,531,539		129,119		97,511
Total property and equipment	2,558,584		159,637		97,511
Total assets	2,959,916		1,956,416		124,528
Current liabilities:
Accounts payable	298,587		96,323		60,924
Accrued expenses	447,198		71,625		367,396
Related party payable					150,000
Total current liabilities	745,785		167,948		578,320
Total liabilities	745,785		167,948		578,320
Commitments and contingencies
Stockholders' Equity (Deficit):
Common stock	83,714	[1]	80,711	[2]	69,734	[3]
Additional paid-in capital	9,906,510		7,469,219		1,292,016
Deficit accumulated during the development stage	(7,776,093)		(5,761,462)		(1,815,542)
Total stockholders' equity (deficit)	2,214,131		1,788,468		(453,792)
Total Liabilities and Stockholders' Equity (Deficit)	$ 2,959,916		$ 1,956,416		$ 124,528

[1]	Capital stock, $0.001 par value; 300,000,000 shares authorized; 83,714,167 shares issued and outstanding as of December 31, 2012
[2]	Capital stock, $0.001 par value; 200,000,000 shares authorized; 80,710,834 shares issued and outstanding as of June 30, 2012
[3]	Capital stock, $0.001 par value; 200,000,000 shares authorized; 69,733,334 shares issued and outstanding as of June 30, 2011